                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/01
                                               -----------------
Check here if Amendment [_]; Amendment Number:  ____

This Amendment (Check only one): [_] is a restatement.
                                 [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: NORTH FORK BANK
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Address: Attn: Timothy Treble
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         275 Broadhollow Road
------------------------------------------------------------------------------
         Melville, NY 11747
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Form 13F File Number: 28-07112
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Timothy Treble
     -------------------------------------------------------------------------
Title: Vice President
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Phone: (631) 844-1009
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Signature, Place, and Date of Signing:

/s/ Timothy Treble            Melville, New York              October 19, 2001
----------------------   --------------------------------    -----------------
    [Signature]                  [City, State]                   [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number           Name

     28-_________________________   _______________________________________

     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
                                        -------------
Form 13F Information Table Entry Total:      105
                                        -------------
Form 13F Information Table Value Total: $128,473
                                         ------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file member(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.         Form 13F File Number        Name

     __________  28-______________________   _________________________________

     [Repeat as necessary.]

                                 NORTH FORK BANK
                                      TRUST
                             SCHEDULE 13F WORKSHEET
                               SEPTEMBER 30, 2001

                                                         VALUE   SHRS OR  SH/  PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
  NAME OF ISSUER           TITLE OF CLASS    CUSIP     (x$1000)  PRN AMT  PRN  CALL  DISCRETION   MANAGERS   SOLE    SHARED   NONE
-------------------------  --------------   ---------  --------  -------  ---  ----  ----------   --------  -------  ------  ------

AT&T CORP                  COM              001957109      1052    54584   SH           SOLE                  49686    4798     100
AT&T WIRELESS SVCS INC     COM              00209A106       262    17551   SH           SOLE                  15976    1543      32
ABBOTT LABS                COM              002824100      1755    33855   SH           SOLE                  32945     635     275
ALLIANCE ALL MARKET
 ADVANTAGE                 COM              01852M108       289    14550   SH           SOLE                  13790       0     760
ALLIANCE CAP MGMT HLDG LP  UNIT LTD PARTN   01855A101      3003    65730   SH           SOLE                  61525     350    3855
ALLSTATE CORP              COM              020002101       299     8010   SH           SOLE                   7310       0     700
AMERICAN EXPRESS CO        COM              025816109       864    29770   SH           SOLE                  29295     300     175
AMERICAN EXPRESS CO        COM              025816109       236     8134   SH           DEFINED                   0    8134       0
AMERICAN HOME PRODS CORP   COM              026609107      1075    18455   SH           SOLE                  15855       0    2600
AMERICAN HOME PRODS CORP   COM              026609107       780    13405   SH           DEFINED                8000    5405       0
AMERICAN INTL GROUP INC    COM              026874107      2312    29645   SH           SOLE                  28787     150     708
AMERICAN WTR WKS INC       COM              030411102       997    25250   SH           SOLE                  23550     600    1100
AMERICAN WTR WKS INC       COM              030411102       410    10400   SH           DEFINED               10000     400       0
AON CORP                   COM              037389103       308     7353   SH           SOLE                   7228       0     125
BP PLC                     SPONS ADR        055622104       762    15502   SH           SOLE                  13328     594    1580
BANK OF AMERICA
 CORPORATION               COM              060505104       238     4081   SH           SOLE                   3481       0     600
BAXTER INTL INC            COM              071813109       439     7985   SH           SOLE                   7390     200     395
BECKMAN COULTER INC        COM              075811109      1258    28450   SH           SOLE                  28150       0     300
BECTON DICKINSON & CO      COM              075887109       350     9460   SH           SOLE                   8460       0    1000
BELLSOUTH CORP             COM              079860102       488    11751   SH           SOLE                  11751       0       0
BRISTOL MYERS SQUIBB CO    COM              110122108      2457    44234   SH           SOLE                  39064     370    4800
BRISTOL MYERS SQUIBB CO    COM              110122108       460     8285   SH           DEFINED                7285    1000       0
CEDAR FAIR L P             DEP UNIT         150185106       700    35862   SH           SOLE                  29552    3300    3010
CISCO SYS INC              COM              17275R102       627    51530   SH           SOLE                  50010     200    1320
CITIGROUP INC              COM              172967101      3582    88470   SH           SOLE                  85606    1114    1750
COCA COLA CO               COM              191216100       283     6043   SH           SOLE                   5878       0     165
COLGATE PALMOLIVE CO       COM              194162103      3577    61410   SH           SOLE                  59475     975     960
COMPAQ COMPUTER CORP       COM              204493100       580    69805   SH           SOLE                  62875       0    6930
COMPUTER ASSOC INTL  INC   COM              204912109       437    17022   SH           SOLE                   4722       0   12300
DOW CHEM CO                COM              260543103       702    21455   SH           SOLE                  20030       0    1425
E M C CORP MASS            COM              268648102       332    28265   SH           SOLE                  27805     460       0
EASTMAN KODAK CO           COM              277461109       382    11761   SH           SOLE                  11111       0     650
EXXON MOBIL CORP           COM              30231G102      6776   172041   SH           SOLE                 164643    1490    5908
EXXON MOBIL CORP           COM              30231G102      1728    43892   SH           DEFINED               28966   14926       0
FEDERAL NATL MTG ASSN      COM              313586109      1969    24595   SH           SOLE                  24400       0     195
FEDERATED INVS INC PA      CL B             314211103       605    20476   SH           SOLE                  16676    1100    2700

                                 NORTH FORK BANK
                                      TRUST
                             SCHEDULE 13F WORKSHEET
                               SEPTEMBER 30, 2001

                                                         VALUE   SHRS OR  SH/  PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
  NAME OF ISSUER           TITLE OF CLASS    CUSIP     (x$1000)  PRN AMT  PRN  CALL  DISCRETION   MANAGERS   SOLE    SHARED   NONE
-------------------------  --------------   ---------  --------  -------  ---  ----  ----------   --------  -------  ------  ------

FORD MTR CO DEL            COM PAR $0.00    345370860      2254   130021   SH           SOLE                 123368    1563    5090
FRANKLIN RES INC           COM              354613101      3225    93053   SH           SOLE                  93053       0       0
GABELLI EQUITY TR INC      COM              362397101       165    16667   SH           SOLE                   8984       0    7683
GANNETT INC                COM              364730101       246     4105   SH           SOLE                   4005       0     100
GENERAL ELEC CO            COM              369604103      5577   149920   SH           SOLE                 143286    1880    4754
GENERAL ELEC CO            COM              369604103       980    26347   SH           DEFINED               16550    9797       0
GENERAL MLS INC            COM              370334104      3099    68125   SH           SOLE                  66425     800     900
GOLDMAN SACHS GROUP INC    COM              38141G104       904    12675   SH           SOLE                  12675       0       0
HALLIBURTON CO             COM              406216101      1172    52035   SH           SOLE                  51290     150     595
HEINZ H J CO               COM              423074103       427    10145   SH           SOLE                   8740       0    1405
HOME DEPOT INC             COM              437076102       616    16077   SH           SOLE                  15427     200     450
HYPERION TOTAL RETURN
 FD INC                                     449145101       208    24850   SH           SOLE                  19850    5000       0
HYPERION TOTAL RETURN
 & INCOME                  RTS              449145119         1    24850   SH           SOLE                  19850    5000       0
INTEL CORP                 COM              458140100      1060    51914   SH           SOLE                  51334       0     580
INTERNATIONAL BUSINESS
 MACHS                     COM              459200101      4692    51160   SH           SOLE                  47250     825    3085
INTERNATIONAL BUSINESS
 MACHS                     COM              459200101       467     5100   SH           DEFINED                1385    3715       0
J P MORGAN CHASE & CO      COM              46625H100      1035    30319   SH           SOLE                  11863     370   18086
JOHNSON & JOHNSON          COM              478160104      4144    74815   SH           SOLE                  70640     800    3375
JOHNSON CTLS INC           COM              478366107       865    13265   SH           SOLE                  12315     700     250
KEYCORP                    COM              493267108       318    13201   SH           SOLE                  11701       0    1500
KIMBERLY CLARK CORP        COM              494368103       336     5430   SH           SOLE                   5250       0     180
KMART FINANCING I          7.75 CV PFD      498778208       537    14445   SH           SOLE                  14005       0     440
LIBERTY ALL-STAR EQUITY
 FND                                        530158104       254    23983   SH           SOLE                  21443       0    2540
LUCENT TECHNOLOGIES INC    COM              549463107        68    12031   SH           SOLE                  12031       0       0
MELLON FINL CORP           COM              58551A108      1414    43755   SH           SOLE                  41355       0    2400
MERCK & CO INC             COM              589331107       863    12971   SH           SOLE                  12321     200     450
MERCK & CO INC             COM              589331107       437     6565   SH           DEFINED                 490    6075       0
MICROSOFT CORP             COM              594918104      2197    42955   SH           SOLE                  41090     790    1075
MINNESOTA MNG & MFG CO     COM              604059105       210     2140   SH           SOLE                   2140       0       0
MORGAN STANLEY DEAN
 WITTER                                     617446448       291     6292   SH           SOLE                   3892       0    2400
MOTOROLA INC               COM              620076109       803    51535   SH           SOLE                  51060       0     475
NICOR INC                  COM              654086107      1409    36362   SH           SOLE                  35532     830       0
NORTEL NETWORKS CORP NEW   COM              656568102       103    18458   SH           SOLE                  17958     500       0
NORTH FORK BANCORPORATION
 NY                        COM              659424105      2979   100229   SH           SOLE                  80160       0   20069
NUVEEN NY MUN VALUE FD     COM              67062M105       415    43825                SOLE                  43825       0       0
NUVEEN N Y INVT QUALITY
 MUN                       COM              67062X101       548    37290                SOLE                  36050       0    1240

                                 NORTH FORK BANK
                                      TRUST
                             SCHEDULE 13F WORKSHEET
                               SEPTEMBER 30, 2001

                                                         VALUE   SHRS OR  SH/  PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
  NAME OF ISSUER           TITLE OF CLASS    CUSIP     (x$1000)  PRN AMT  PRN  CALL  DISCRETION   MANAGERS   SOLE    SHARED   NONE
-------------------------  --------------   ---------  --------  -------  ---  ----  ----------   --------  -------  ------  ------

NUVEEN NY SELECT QUALITY
 MUN                       COM              670976109      2068   142668                SOLE                 133143       0    9525
NUVEEN NY QUALITY INCM
 MUN F                     COM              670986108       475    33175                SOLE                  32525       0     650
OPPENHEIMER MULTI-SECTOR
 INC                       SH BEN INT       683933105      1696   212084   SH           SOLE                 194984       0   17100
PPG INDS INC               COM              693506107       653    14280   SH           SOLE                  13470     275     535
PEPSICO INC                COM              713448108       718    14809   SH           SOLE                  13379       0    1430
PFIZER INC                 COM              717081103      3905    97418   SH           SOLE                  93772       0    3646
PFIZER INC                 COM              717081103       573    14300   SH           DEFINED                6825    7475       0
PHARMACIA CORP             COM              71713U102       339     8380   SH           SOLE                   7880     200     300
PHILADELPHIA SUBN CORP     COM PAR $0.00    718009608       247     9411   SH           SOLE                   9411       0       0
PHILIP MORRIS COS INC      COM              718154107      1673    34650   SH           SOLE                  33535     425     690
PROCTER & GAMBLE CO        COM              742718109       278     3828   SH           SOLE                   3428     400       0
ROYAL DUTCH PETROLEUM CO                    780257804      1091    21720   SH           SOLE                  21720       0       0
SBC COMMUNICATIONS INC                      78387G103      3734    79263   SH           SOLE                  73783    1470    4010
SBC COMMUNICATIONS INC                      78387G103       493    10476   SH           DEFINED                4695    5781       0
ST PAUL COS INC            COM              792860108       561    13620   SH           SOLE                  11820       0    1800
SARA LEE CORP              COM              803111103       396    18635   SH           SOLE                  18635       0       0
SCOTTS CO                  CL A             810186106       223     6565   SH           SOLE                   6565       0       0
SEARS ROEBUCK & CO         COM              812387108       257     7449   SH           SOLE                   6549       0     900
SUN MICROSYSTEMS INC       COM              866810104       348    42173   SH           SOLE                  40973       0    1200
SUNGARD DATA SYS INC       COM              867363103       909    38930   SH           SOLE                  38280       0     650
TELEFLEX INC                                879369106       642    17190   SH           SOLE                  16340       0     850
TEXACO INC                 COM              881694103      1475    22700   SH           SOLE                  19560     315    2825
TEXAS INSTRS INC           COM              882508104       606    24275   SH           SOLE                  24075       0     200
TYCO INTL LTD NEW                           902124106      2254    49540   SH           SOLE                  48260     575     705
UNITED PARCEL SERVICE INC  CL B             911312106       687    13220   SH           SOLE                  12730     200     290
VERIZON COMMUNICATIONS     COM              92343V104      4735    87523   SH           SOLE                  75597     314   11612
VERIZON COMMUNICATIONS     COM              92343V104       618    11424   SH           DEFINED                7506    3918       0
WAL MART STORES INC        COM              931142103      3156    63760   SH           SOLE                  61280     850    1630
WAL MART STORES INC        COM              931142103       209     4240   SH           DEFINED                1590    2650       0
WALGREEN CO                COM              931422109      1428    41495   SH           SOLE                  35995       0    5500
WASHINGTON MUT INC         COM              939322103      3617    94031   SH           SOLE                  91781       0    2250
WELLS FARGO & CO NEW       COM              949746101       370     8331   SH           SOLE                   8131       0     200
WORLDCOM INC GA NEW        COM              98157D106      1346    89536   SH           SOLE                  85886    1350    2300

GRAND TOTALS                                             128473  3797076                                    3477301  113437  206338